Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds VI
Entity Central Index Key	0001738080
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000202339 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage CoreAlpha Bond Fund
Class Name	Class K Shares
Trading Symbol	BCRKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage CoreAlpha Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Advantage CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$25(a)	0.24%(a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 25	[1]
Expense Ratio, Percent	0.24%	[1]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 6.84%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 7.30%.
What contributed to performance?
Positive contributions to the Fund’s absolute performance for the period were led by exposure to higher yielding, credit-oriented areas of the bond market as a resilient economy supported stable credit spreads, with the exception of a brief spike in early April on tariff fears. In addition, as the period progressed and labor data softened, the market anticipated that the U.S. Federal Reserve was poised to begin cutting its benchmark overnight lending rate, leading yields lower and bond prices higher. Specifically, the Fund’s holdings of securitized assets, high yield corporate bonds and investment grade corporate bonds led contributions to return.
What detracted from performance?
The Fund’s positioning across global interest rate markets using cross-market rate swaps was the largest detractor from absolute performance for the period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	6.84%	(0.64)%	2.12%
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 722,727,638
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 1,700,178
Investment Company Portfolio Turnover	183.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$722,727,638
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$1,700,178
Portfolio Turnover Rate of the Master Portfolio	183%

C000202337 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage CoreAlpha Bond Fund
Class Name	Investor C Shares
Trading Symbol	BCRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage CoreAlpha Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Advantage CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$133(a)	1.29%(a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 133	[2]
Expense Ratio, Percent	1.29%	[2]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor C Shares returned 5.75%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 7.30%.
What contributed to performance?
Positive contributions to the Fund’s absolute performance for the period were led by exposure to higher yielding, credit-oriented areas of the bond market as a resilient economy supported stable credit spreads, with the exception of a brief spike in early April on tariff fears. In addition, as the period progressed and labor data softened, the market anticipated that the U.S. Federal Reserve was poised to begin cutting its benchmark overnight lending rate, leading yields lower and bond prices higher. Specifically, the Fund’s holdings of securitized assets, high yield corporate bonds and investment grade corporate bonds led contributions to return.
What detracted from performance?
The Fund’s positioning across global interest rate markets using cross-market rate swaps was the largest detractor from absolute performance for the period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	5.75%	(1.67)%	1.20%
Investor C Shares (with sales charge)	4.75	(1.67)	1.20
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 722,727,638
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 1,700,178
Investment Company Portfolio Turnover	183.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$722,727,638
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$1,700,178
Portfolio Turnover Rate of the Master Portfolio	183%

C000202336 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage CoreAlpha Bond Fund
Class Name	Investor A Shares
Trading Symbol	BCRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage CoreAlpha Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Advantage CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$56(a)	0.54%(a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 56	[3]
Expense Ratio, Percent	0.54%	[3]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 6.53%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 7.30%.
What contributed to performance?
Positive contributions to the Fund’s absolute performance for the period were led by exposure to higher yielding, credit-oriented areas of the bond market as a resilient economy supported stable credit spreads, with the exception of a brief spike in early April on tariff fears. In addition, as the period progressed and labor data softened, the market anticipated that the U.S. Federal Reserve was poised to begin cutting its benchmark overnight lending rate, leading yields lower and bond prices higher. Specifically, the Fund’s holdings of securitized assets, high yield corporate bonds and investment grade corporate bonds led contributions to return.
What detracted from performance?
The Fund’s positioning across global interest rate markets using cross-market rate swaps was the largest detractor from absolute performance for the period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	6.53%	(0.92)%	1.80%
Investor A Shares (with sales charge)	2.27	(1.72)	1.38
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 722,727,638
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 1,700,178
Investment Company Portfolio Turnover	183.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$722,727,638
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$1,700,178
Portfolio Turnover Rate of the Master Portfolio	183%

C000202338 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage CoreAlpha Bond Fund
Class Name	Institutional Shares
Trading Symbol	BCRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage CoreAlpha Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Advantage CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$30(a)	0.29%(a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 30	[4]
Expense Ratio, Percent	0.29%	[4]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 6.79%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 7.30%.
What contributed to performance?
Positive contributions to the Fund’s absolute performance for the period were led by exposure to higher yielding, credit-oriented areas of the bond market as a resilient economy supported stable credit spreads, with the exception of a brief spike in early April on tariff fears. In addition, as the period progressed and labor data softened, the market anticipated that the U.S. Federal Reserve was poised to begin cutting its benchmark overnight lending rate, leading yields lower and bond prices higher. Specifically, the Fund’s holdings of securitized assets, high yield corporate bonds and investment grade corporate bonds led contributions to return.
What detracted from performance?
The Fund’s positioning across global interest rate markets using cross-market rate swaps was the largest detractor from absolute performance for the period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	6.79%	(0.67)%	2.08%
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 722,727,638
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 1,700,178
Investment Company Portfolio Turnover	183.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$722,727,638
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$1,700,178
Portfolio Turnover Rate of the Master Portfolio	183%

[1]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
[2]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
[3]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
[4]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.